Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2025
Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2023	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$710,607	$656,880	$519,847
Restricted cash – current portion	8,785	17,203	8,123
Restricted cash – non-current portion	60,413	45,922	42,307
Total cash, cash equivalents and restricted cash	$779,805	$720,005	$570,277

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2023	2024	2025
A	22%	20%	12%
B	16%	14%	17%
C	17%	21%	28%
D	9%	10%	6%
E	11%	11%	11%
Total	75%	76%	74%